iShares
®
MSCI World ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .6%
ANZ Group Holdings Ltd. ................... 270,716 $ 6,854,329
APA Group ............................. 117,008 846,658
Aristocrat Leisure Ltd. ...................... 49,637 1,783,478
ASX Ltd. .............................. 16,120 535,447
BHP Group Ltd. .......................... 455,393 20,273,349
Brambles Ltd. ........................... 119,234 1,420,040
CAR Group Ltd. .......................... 30,726 547,967
Cochlear Ltd. ........................... 6,141 442,326
Coles Group Ltd. ......................... 121,439 1,892,365
Commonwealth Bank of Australia .............. 150,756 17,866,890
Computershare Ltd. ....................... 45,460 1,126,459
CSL Ltd. ............................... 42,896 2,979,177
Evolution Mining Ltd. ...................... 188,090 1,656,965
Fortescue Ltd. ........................... 150,583 2,418,493
Goodman Group ......................... 181,899 4,133,570
Insurance Australia Group Ltd. ................ 213,112 1,171,337
IREN Ltd.
(a) (b)
............................ 29,120 1,850,285
Lottery Corp. Ltd. (The) ..................... 187,262 727,429
Lynas Rare Earths Ltd.
(b)
.................... 81,525 1,120,845
Macquarie Group Ltd. ...................... 32,748 5,615,598
Medibank Pvt Ltd. ........................ 262,588 904,363
National Australia Bank Ltd. .................. 274,973 7,380,456
Northern Star Resources Ltd. ................. 126,323 1,721,861
Origin Energy Ltd. ........................ 158,099 1,233,732
PLS Group Ltd.
(b)
......................... 274,254 1,276,928
Pro Medicus Ltd. ......................... 5,013 476,560
Qantas Airways Ltd. ....................... 80,329 543,550
QBE Insurance Group Ltd. .................. 133,053 2,162,185
REA Group Ltd. .......................... 4,341 464,374
Rio Tinto Ltd. ........................... 31,116 4,161,593
Santos Ltd. ............................. 294,715 1,653,853
Scentre Group ........................... 477,708 1,312,410
SGH Ltd. .............................. 17,345 512,219
Sigma Healthcare Ltd. ..................... 510,087 1,076,040
Sonic Healthcare Ltd. ...................... 38,158 534,282
South32 Ltd. ............................ 389,605 1,351,586
Stockland .............................. 210,731 619,332
Suncorp Group Ltd. ....................... 98,963 1,234,152
Telstra Group Ltd. ........................ 372,956 1,396,390
Transurban Group ........................ 282,166 3,034,760
Vicinity Ltd. ............................. 331,951 602,583
Washington H Soul Pattinson & Co. Ltd. ......... 33,712 1,053,590
Wesfarmers Ltd. ......................... 102,336 5,856,257
Westpac Banking Corp. .................... 307,895 7,960,810
WiseTech Global Ltd. ...................... 18,172 472,425
Woodside Energy Group Ltd. ................. 170,898 3,738,469
Woolworths Group Ltd. ..................... 109,262 2,762,441
Xero Ltd.
(a) (b)
............................ 14,466 786,062
131,546,270
a
Austria  —  0 .1%
BAWAG Group AG
(c)
....................... 6,246 1,120,039
Erste Group Bank AG ...................... 28,322 3,375,906
OMV AG .............................. 12,238 880,649
Raiffeisen Bank International AG .............. 11,888 682,406
Verbund AG ............................ 5,702 382,780
6,441,780
a
Belgium  —  0 .3%
Ageas SA/N.V. .......................... 13,159 1,019,582
Anheuser-Busch InBev SA/N.V. ............... 80,614 6,454,568
Argenx SE
(b)
............................ 5,498 4,595,963
D'ieteren Group .......................... 1,956 390,201
Security Shares Value
a
Belgium (continued)
Elia Group SA/N.V. , Class B ................. 4,348 $ 675,881
Financiere de Tubize SA .................... 1,804 472,692
Groupe Bruxelles Lambert N.V. ............... 6,873 647,140
KBC Group N.V. ......................... 20,775 2,756,860
Lotus Bakeries N.V. ....................... 38 487,002
Sofina SA .............................. 1,179 305,939
Syensqo SA ............................ 6,217 486,518
UCB SA ............................... 11,232 3,298,014
21,590,360
a
Canada  —  3 .4%
Agnico Eagle Mines Ltd. .................... 45,098 8,291,764
Alamos Gold, Inc. , Class A .................. 37,138 1,523,610
Alimentation Couche-Tard, Inc. ................ 62,776 3,546,674
AltaGas Ltd. ............................ 27,611 1,074,479
ARC Resources Ltd. ....................... 50,492 1,143,042
AtkinsRealis Group, Inc. .................... 14,642 878,955
Bank of Montreal ......................... 62,588 10,165,982
Bank of Nova Scotia (The) ................... 109,698 8,801,939
Barrick Mining Corp. ....................... 153,477 6,556,991
BCE, Inc. .............................. 25,332 639,065
Bombardier, Inc. , Class B
(b)
.................. 7,298 1,646,252
Brookfield Asset Management Ltd. , Class A ....... 32,081 1,551,635
Brookfield Corp. , Class A .................... 183,182 8,345,600
Brookfield Renewable Corp. ................. 12,002 481,334
CAE, Inc.
(b)
............................. 26,886 696,015
Cameco Corp. ........................... 39,822 4,474,541
Canadian Imperial Bank of Commerce .......... 82,822 9,040,643
Canadian National Railway Co. ............... 46,355 5,489,032
Canadian Natural Resources Ltd. .............. 187,148 8,511,355
Canadian Pacific Kansas City Ltd. ............. 80,384 7,177,507
Canadian Tire Corp. Ltd. , Class A , NVS .......... 4,052 519,928
Canadian Utilities Ltd. , Class A , NVS ............ 11,314 407,046
CCL Industries, Inc. , Class B , NVS ............. 12,749 823,393
Celestica, Inc.
(b)
.......................... 10,432 4,033,192
Cenovus Energy, Inc. ...................... 117,365 3,240,062
CGI, Inc. .............................. 18,030 1,259,151
Constellation Software, Inc.
(a)
................. 1,834 3,755,174
Descartes Systems Group, Inc. (The)
(b)
.......... 8,126 599,673
Dollarama, Inc. .......................... 23,828 3,047,094
Element Fleet Management Corp. ............. 38,971 776,509
Emera, Inc. ............................. 25,513 1,334,267
Empire Co. Ltd. , Class A , NVS ................ 11,515 408,348
Enbridge, Inc. ........................... 195,905 10,748,380
Equinox Gold Corp. ....................... 63,462 865,401
Fairfax Financial Holdings Ltd. ................ 1,713 2,666,075
First Quantum Minerals Ltd.
(b)
................ 64,420 1,983,088
FirstService Corp.
(a)
....................... 3,339 447,622
Fortis, Inc. ............................. 45,703 2,528,061
Franco-Nevada Corp. ...................... 17,128 3,967,648
George Weston Ltd. ....................... 14,530 1,017,885
GFL Environmental, Inc. .................... 21,068 706,928
Gildan Activewear, Inc.
(a)
.................... 15,539 948,018
Great-West Lifeco, Inc. ..................... 23,253 1,357,416
Hydro One Ltd.
(c)
......................... 30,385 1,249,650
iA Financial Corp., Inc. ..................... 8,172 1,018,825
IGM Financial, Inc. ........................ 7,513 428,115
Imperial Oil Ltd. .......................... 13,589 1,612,268
Intact Financial Corp. ...................... 15,855 3,115,108
Ivanhoe Mines Ltd. , Class A
(a) (b)
............... 65,722 582,066
Keyera Corp. ........................... 24,474 1,015,245
Kinross Gold Corp. ........................ 106,542 3,236,484
Loblaw Companies Ltd. .................... 51,342 2,296,639
Lundin Gold, Inc. ......................... 7,993 533,678

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI World ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Canada (continued)
Lundin Mining Corp. ....................... 60,722 $ 1,813,754
Magna International, Inc. .................... 23,807 1,542,926
Manulife Financial Corp. .................... 149,447 5,715,983
Metro, Inc. , Class A ....................... 17,939 1,151,172
National Bank of Canada ................... 34,898 5,096,553
Nutrien Ltd. ............................. 43,186 2,957,379
Pan American Silver Corp. ................... 39,126 2,234,352
Pembina Pipeline Corp. .................... 52,180 2,434,045
Power Corp. of Canada .................... 48,630 2,939,352
RB Global, Inc.
(a)
......................... 16,606 1,766,657
Restaurant Brands International, Inc. ............ 29,104 2,177,549
Rogers Communications, Inc. , Class B , NVS ...... 32,153 1,240,735
Royal Bank of Canada ..................... 125,353 24,044,063
Saputo, Inc. ............................ 21,355 654,289
Shopify, Inc. , Class A
(b)
..................... 110,397 13,165,322
Stantec, Inc. ............................ 10,671 806,295
Sun Life Financial, Inc. ..................... 48,388 3,477,520
Suncor Energy, Inc. ....................... 107,712 6,732,342
TC Energy Corp. ......................... 92,208 6,143,856
Teck Resources Ltd. , Class B ................ 40,651 2,695,913
TELUS Corp. ........................... 44,920 564,005
TFI International, Inc. ...................... 6,897 1,063,979
Thomson Reuters Corp. .................... 13,978 1,212,005
TMX Group Ltd. .......................... 25,651 959,878
Toromont Industries Ltd. .................... 6,867 1,132,620
Toronto-Dominion Bank (The) ................ 150,053 17,169,594
Tourmaline Oil Corp.
(a)
..................... 32,376 1,479,952
Wheaton Precious Metals Corp. ............... 40,783 5,483,289
Whitecap Resources, Inc. ................... 108,867 1,250,828
WSP Global, Inc. ......................... 11,961 1,694,052
273,365,111
a
Cayman Islands  —  0 .0%
Credo Technology Group Holding Ltd.
(b)
.......... 14,957 3,530,301
a
Denmark  —  0 .4%
AP Moller - Maersk A.S. , Class A .............. 260 633,060
AP Moller - Maersk A.S. , Class B , NVS
(a)
......... 267 662,952
Carlsberg A.S. , Class B .................... 8,225 1,105,695
Coloplast A.S. , Class B ..................... 11,483 704,933
Danske Bank A.S. ........................ 55,763 2,933,190
Demant A.S.
(a) (b)
.......................... 9,234 359,054
DSV A.S. .............................. 17,296 4,326,735
Genmab A.S.
(b)
.......................... 5,546 1,453,738
Novo Nordisk A.S. , Class B .................. 289,988 13,251,038
Novonesis Novozymes B ................... 31,173 1,811,092
Orsted A.S.
(b) (c)
........................... 42,386 1,080,230
Pandora A.S. ........................... 6,897 645,480
ROCKWOOL A.S. , Class B
(a)
................. 7,386 231,256
Tryg A.S. .............................. 30,140 708,437
Vestas Wind Systems A.S. .................. 84,976 2,384,244
32,291,134
a
Finland  —  0 .2%
Elisa OYJ .............................. 11,813 566,579
Fortum OYJ ............................ 41,523 970,586
Kesko OYJ , Class B ....................... 22,451 544,163
Kone OYJ , Class B ....................... 30,461 1,820,673
Metso OYJ ............................. 56,281 1,073,572
Neste OYJ ............................. 35,275 1,158,636
Nokia OYJ ............................. 453,257 6,657,339
Orion OYJ , Class B ....................... 8,917 744,809
Sampo OYJ , Class A ...................... 217,962 2,300,491
Stora Enso OYJ , Class R ................... 49,040 573,898
UPM-Kymmene OYJ ...................... 48,348 1,412,524
Security Shares Value
a
Finland (continued)
Wartsila OYJ Abp ......................... 44,621 $ 1,810,881
19,634,151
a
France  —  2 .4%
Abivax SA
(b)
............................ 4,498 600,856
Accor SA .............................. 17,055 928,952
Aeroports de Paris SA
(a)
.................... 2,325 311,525
Air Liquide SA ........................... 51,409 10,620,254
Airbus SE .............................. 53,428 11,157,216
Alstom SA
(a) (b)
........................... 31,737 633,452
Amundi SA
(c)
............................ 5,115 498,683
ArcelorMittal SA .......................... 37,790 2,601,554
AXA SA ............................... 147,499 6,801,672
Ayvens SA
(c)
............................ 22,163 297,256
BioMerieux ............................. 3,393 293,446
BNP Paribas SA ......................... 89,188 9,613,815
Bollore SE ............................. 75,751 479,966
Bouygues SA ........................... 19,104 1,117,828
Bureau Veritas SA ........................ 28,408 859,265
Capgemini SE ........................... 14,047 1,668,851
Carrefour SA ............................ 47,715 892,424
Cie de Saint-Gobain SA .................... 39,318 3,563,033
Cie Generale des Etablissements Michelin SCA .... 59,653 2,177,404
Covivio SA ............................. 4,463 286,651
Credit Agricole SA ........................ 94,663 1,823,798
Danone SA ............................. 57,284 4,072,889
Dassault Aviation SA ...................... 1,988 706,286
Dassault Systemes SE ..................... 58,747 1,288,875
Eiffage SA ............................. 6,753 977,343
Engie SA .............................. 163,006 5,028,578
EssilorLuxottica SA ....................... 26,720 5,400,635
Eurofins Scientific SE ...................... 10,018 728,770
Euronext N.V.
(c)
.......................... 7,218 1,172,994
Gecina SA ............................. 3,768 322,090
Getlink SE ............................. 26,296 575,400
Hermes International SCA ................... 2,454 4,585,857
Ipsen SA .............................. 3,125 570,841
Kering SA .............................. 6,622 1,950,308
Klepierre SA ............................ 17,893 729,921
Legrand SA ............................ 21,836 3,753,164
L'Oreal SA ............................. 21,343 9,417,546
LVMH Moet Hennessy Louis Vuitton SE .......... 22,232 12,159,747
Orange SA ............................. 163,775 3,425,451
Pernod Ricard SA ........................ 17,792 1,310,692
Publicis Groupe SA ....................... 20,069 1,952,493
Renault SA ............................. 16,246 555,655
Rexel SA .............................. 19,488 832,204
Safran SA .............................. 31,428 11,177,432
Sanofi SA .............................. 97,386 8,536,770
Sartorius Stedim Biotech .................... 2,278 471,863
Schneider Electric SE ...................... 48,906 15,360,547
Societe Generale SA ...................... 58,676 4,877,214
Sodexo SA
(a)
............................ 7,203 395,217
STMicroelectronics N.V. .................... 57,509 3,935,510
Thales SA .............................. 8,650 2,426,867
TotalEnergies SE ......................... 176,435 15,480,903
Unibail-Rodamco-Westfield .................. 10,400 1,202,231
Veolia Environnement SA ................... 59,438 2,398,070
Vinci SA ............................... 43,976 6,395,791
191,404,055
a
Germany  —  2 .1%
adidas AG ............................. 14,969 2,891,345
Allianz SE , Registered ..................... 34,238 15,172,766
BASF SE .............................. 79,294 4,695,218

iShares
®
MSCI World ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Germany (continued)
Bayer AG , Registered ...................... 88,012 $ 3,742,863
Bayerische Motoren Werke AG
(a)
.............. 24,734 2,152,106
Beiersdorf AG
(a)
.......................... 8,220 660,863
Brenntag SE ............................ 10,872 715,005
Commerzbank AG
(a)
....................... 58,694 2,526,649
Continental AG
(a)
......................... 8,950 739,752
CTS Eventim AG & Co. KGaA ................ 5,404 390,101
Daimler Truck Holding AG ................... 40,578 1,985,539
Delivery Hero SE , Class A
(a) (b) (c)
............... 15,105 647,069
Deutsche Bank AG , Registered ............... 164,328 5,325,066
Deutsche Boerse AG ...................... 16,458 4,741,739
Deutsche Lufthansa AG , Registered ............ 55,800 554,793
Deutsche Post AG ........................ 81,319 4,843,144
Deutsche Telekom AG , Registered ............. 309,708 10,398,470
E.ON SE .............................. 200,459 4,255,439
Evonik Industries AG ...................... 22,445 439,556
Fresenius Medical Care AG .................. 16,999 736,686
Fresenius SE & Co. KGaA ................... 38,889 1,642,128
GEA Group AG .......................... 12,732 820,739
Hannover Rueck SE
(a)
...................... 4,980 1,344,800
Heidelberg Materials AG .................... 11,852 2,622,314
Henkel AG & Co. KGaA .................... 8,590 623,021
Hensoldt AG
(a)
........................... 5,634 584,921
HOCHTIEF AG
(a)
......................... 1,413 798,858
Infineon Technologies AG ................... 117,347 11,126,312
Knorr-Bremse AG ........................ 5,984 722,887
Mercedes-Benz Group AG ................... 64,730 3,930,277
Merck KGaA
(a)
........................... 11,435 1,741,482
MTU Aero Engines AG ..................... 4,788 1,746,836
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 11,730 6,160,252
Nemetschek SE .......................... 4,698 338,300
QIAGEN N.V. ........................... 17,077 629,702
Rational AG ............................ 528 403,998
Rheinmetall AG .......................... 4,196 6,317,351
RWE AG .............................. 52,530 3,342,945
SAP SE ............................... 93,548 16,922,309
Scout24 SE
(c)
........................... 6,354 534,406
Siemens AG , Registered .................... 67,173 21,061,425
Siemens Energy AG ....................... 69,774 13,209,194
Siemens Healthineers AG
(c)
.................. 32,306 1,312,449
Symrise AG , Class A ...................... 11,960 1,099,330
Talanx AG .............................. 5,395 645,330
Vonovia SE ............................. 65,076 1,621,932
Zalando SE
(b) (c)
.......................... 18,522 501,111
169,418,778
a
Hong Kong  —  0 .5%
AIA Group Ltd. .......................... 939,200 9,851,996
BOC Hong Kong Holdings Ltd. ................ 354,500 2,166,113
CK Asset Holdings Ltd. ..................... 185,000 1,116,961
CK Hutchison Holdings Ltd. .................. 234,000 2,105,501
CK Infrastructure Holdings Ltd.
(a)
.............. 68,000 514,702
CLP Holdings Ltd. ........................ 167,500 1,634,532
Futu Holdings Ltd. , ADR .................... 4,132 430,017
Galaxy Entertainment Group Ltd. .............. 164,000 653,206
Henderson Land Development Co. Ltd.
(a)
......... 153,000 604,058
HKT Trust & HKT Ltd. , Class SS ............... 358,000 552,744
Hong Kong & China Gas Co. Ltd. .............. 1,108,589 1,013,551
Hong Kong Exchanges & Clearing Ltd. .......... 76,500 3,906,087
Hongkong Land Holdings Ltd.
(a)
............... 108,400 826,325
Jardine Matheson Holdings Ltd. ............... 15,600 1,036,602
Link REIT .............................. 229,160 1,181,276
MTR Corp. Ltd.
(a)
......................... 169,000 680,010
Power Assets Holdings Ltd. .................. 143,000 1,096,564
Security Shares Value
a
Hong Kong (continued)
Sands China Ltd. ......................... 222,400 $ 434,487
Sino Land Co. Ltd. ........................ 322,000 485,236
SITC International Holdings Co. Ltd.
(a)
........... 120,000 530,968
Sun Hung Kai Properties Ltd. ................. 122,500 2,057,354
Swire Pacific Ltd. , Class A ................... 28,500 296,583
Techtronic Industries Co. Ltd. ................. 136,500 2,026,423
WH Group Ltd.
(c)
......................... 760,500 877,644
Wharf Real Estate Investment Co. Ltd. .......... 154,000 471,971
36,550,911
a
Ireland  —  0 .1%
AIB Group PLC .......................... 160,086 1,883,875
Bank of Ireland Group PLC .................. 90,446 1,837,770
Kerry Group PLC , Class A ................... 14,683 1,258,022
Kingspan Group PLC ...................... 12,993 1,187,688
Ryanair Holdings PLC ..................... 51,373 1,499,576
7,666,931
a
Israel  —  0 .3%
Azrieli Group Ltd.
(a)
........................ 4,097 676,950
Bank Hapoalim BM ....................... 101,390 2,599,666
Bank Leumi Le-Israel BM ................... 131,515 3,327,464
Check Point Software Technologies Ltd.
(b)
........ 7,633 1,030,837
Cyberark Software Ltd.
(b)
.................... 4,086 183,870
Elbit Systems Ltd. ........................ 2,583 2,352,492
Enlight Renewable Energy Ltd.
(b)
.............. 11,746 1,258,471
Harel Insurance Investments & Financial Services Ltd. 9,255 584,915
ICL Group Ltd. ........................... 80,536 529,247
Israel Discount Bank Ltd. , Class A ............. 108,201 1,197,930
Mizrahi Tefahot Bank Ltd. ................... 15,233 1,167,204
Nova Ltd.
(b)
............................. 2,805 1,459,266
OPC Energy Ltd.
(b)
........................ 11,485 502,387
Phoenix Financial Ltd. ..................... 23,980 1,583,815
Teva Pharmaceutical Industries Ltd. , ADR
(b)
....... 106,306 3,754,728
Tower Semiconductor Ltd.
(a) (b)
................. 9,963 2,826,661
25,035,903
a
Italy  —  0 .8%
Banca Mediolanum SpA .................... 19,955 460,479
Banca Monte dei Paschi di Siena SpA ........... 174,520 1,876,983
Banco BPM SpA ......................... 103,423 1,624,893
BPER Banca SpA ........................ 138,608 1,876,495
Buzzi SpA .............................. 6,956 375,748
CNH Industrial N.V. ....................... 74,976 765,505
Davide Campari-Milano N.V.
(a)
................ 61,077 398,437
Enel SpA .............................. 704,034 7,900,089
Eni SpA ............................... 165,561 4,331,580
Ferrari N.V. ............................. 11,008 3,782,468
FinecoBank Banca Fineco SpA ............... 57,639 1,406,343
Generali ............................... 72,972 3,286,309
Intesa Sanpaolo SpA ...................... 1,236,080 8,353,507
Italgas SpA ............................. 54,030 634,302
Leonardo SpA ........................... 35,194 2,234,997
Moncler SpA ............................ 19,547 1,267,095
Poste Italiane SpA ........................ 44,149 1,303,759
Prysmian SpA ........................... 24,985 4,304,088
Recordati Industria Chimica e Farmaceutica SpA ... 8,754 525,707
Snam SpA ............................. 167,944 1,227,446
Stellantis N.V.
(b)
.......................... 171,286 1,366,918
Telecom Italia SpA
(a) (b)
...................... 1,400,387 1,189,629
Tenaris SA ............................. 33,325 1,015,145
Terna - Rete Elettrica Nazionale ............... 125,341 1,440,062
UniCredit SpA ........................... 122,800 10,598,742

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI World ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Italy (continued)
Unipol Assicurazioni SpA .................... 33,185 $ 820,443
64,367,169
a
Japan  —  5 .7%
Advantest Corp. .......................... 66,000 10,790,698
Aeon Co. Ltd. ........................... 192,400 1,681,001
AGC, Inc. .............................. 13,600 592,349
Aisin Corp. ............................. 35,200 533,522
Ajinomoto Co., Inc. ........................ 76,800 2,481,486
ANA Holdings, Inc. ........................ 4,800 89,901
Asahi Group Holdings Ltd. ................... 130,600 1,246,266
Asahi Kasei Corp. ........................ 115,100 1,291,086
Asics Corp. ............................. 58,300 1,771,036
Astellas Pharma, Inc. ...................... 159,900 2,277,596
Bandai Namco Holdings, Inc. ................. 44,300 1,010,620
Bridgestone Corp. ........................ 95,200 2,049,058
Canon, Inc. ............................. 73,100 1,944,052
Capcom Co. Ltd. ......................... 26,700 505,618
Central Japan Railway Co. .................. 70,300 1,537,641
Chiba Bank Ltd. (The) ...................... 40,200 587,741
Chubu Electric Power Co., Inc. ................ 61,600 1,130,987
Chugai Pharmaceutical Co. Ltd. ............... 60,100 2,972,330
Dai Nippon Printing Co. Ltd. ................. 35,600 619,005
Daifuku Co. Ltd. .......................... 29,000 1,325,679
Daiichi Life Group, Inc. ..................... 313,200 3,200,410
Daiichi Sankyo Co. Ltd. ..................... 151,800 2,554,876
Daikin Industries Ltd. ...................... 24,100 3,469,573
Daito Trust Construction Co. Ltd. .............. 15,500 307,892
Daiwa House Industry Co. Ltd. ................ 45,600 1,240,890
Daiwa Securities Group, Inc. ................. 126,300 1,188,885
Denso Corp. ............................ 159,900 1,902,395
Disco Corp. ............................. 7,800 3,182,671
East Japan Railway Co. .................... 78,200 1,665,604
Ebara Corp. ............................ 41,300 1,468,557
Eisai Co. Ltd. ........................... 29,500 733,456
ENEOS Holdings, Inc. ..................... 236,900 1,941,069
FANUC Corp. ........................... 83,500 4,102,491
Fast Retailing Co. Ltd. ..................... 17,200 8,913,663
Fuji Electric Co. Ltd. ....................... 12,500 1,213,107
FUJIFILM Holdings Corp. ................... 101,600 2,112,207
Fujikura Ltd. ............................ 136,400 4,064,788
Fujitsu Ltd. ............................. 153,400 3,267,432
Furukawa Electric Co. Ltd. ................... 5,900 1,922,663
Hankyu Hanshin Holdings, Inc. ................ 24,600 723,334
Hikari Tsushin, Inc. ........................ 1,700 389,884
Hitachi Ltd. ............................. 399,100 12,918,677
Honda Motor Co. Ltd. ...................... 333,600 2,997,721
Hoya Corp. ............................. 30,400 5,162,742
Hulic Co. Ltd. ........................... 35,900 382,972
Ibiden Co. Ltd. ........................... 21,000 3,019,131
Idemitsu Kosan Co. Ltd. .................... 80,800 709,422
IHI Corp. .............................. 87,300 1,516,956
Inpex Corp. ............................. 79,400 1,785,426
Isuzu Motors Ltd. ......................... 41,800 614,108
ITOCHU Corp. .......................... 506,400 6,122,231
Japan Exchange Group, Inc. ................. 87,500 1,068,922
Japan Post Bank Co. Ltd. ................... 162,200 3,125,788
Japan Post Holdings Co. Ltd. ................. 150,400 1,950,569
Japan Post Insurance Co. Ltd. ................ 44,200 396,410
Japan Tobacco, Inc. ....................... 100,400 3,867,591
JFE Holdings, Inc. ........................ 45,900 490,810
JX Advanced Metals Corp. .................. 49,000 1,209,450
Kajima Corp. ............................ 37,900 1,399,704
Kansai Electric Power Co., Inc. (The) ........... 86,500 1,267,633
Kao Corp. .............................. 38,600 1,478,270
Security Shares Value
a
Japan (continued)
Kawasaki Heavy Industries Ltd. ............... 65,500 $ 1,281,019
Kawasaki Kisen Kaisha Ltd. .................. 35,200 556,959
KDDI Corp. ............................. 263,900 4,536,556
Keyence Corp. .......................... 17,000 8,543,093
Kikkoman Corp. .......................... 59,000 516,039
Kioxia Holdings Corp.
(b)
..................... 28,300 11,653,605
Kirin Holdings Co. Ltd. ..................... 73,600 1,252,598
Komatsu Ltd. ........................... 76,400 3,120,000
Konami Group Corp. ...................... 8,900 1,057,200
Kubota Corp. ........................... 85,500 1,519,119
Kyocera Corp. ........................... 109,200 2,387,662
Kyowa Kirin Co. Ltd. ....................... 26,000 408,575
Lasertec Corp. .......................... 7,000 1,769,908
LY Corp. ............................... 242,100 628,692
Makita Corp. ............................ 19,900 690,668
Marubeni Corp. .......................... 126,100 4,122,006
MINEBEA MITSUMI, Inc. ................... 30,800 882,152
Mitsubishi Chemical Group Corp. .............. 113,200 813,442
Mitsubishi Corp. .......................... 272,800 8,626,045
Mitsubishi Electric Corp. .................... 173,700 7,061,435
Mitsubishi Estate Co. Ltd. ................... 91,500 2,311,998
Mitsubishi HC Capital, Inc. ................... 74,300 607,517
Mitsubishi Heavy Industries Ltd. ............... 289,500 6,843,420
Mitsubishi UFJ Financial Group, Inc. ............ 964,800 18,132,309
Mitsui & Co. Ltd. ......................... 213,800 7,105,794
Mitsui Fudosan Co. Ltd. .................... 227,100 2,173,883
Mitsui Kinzoku Co. Ltd. ..................... 4,900 1,588,518
Mitsui OSK Lines Ltd. ...................... 30,400 1,044,903
Mizuho Financial Group, Inc. ................. 213,790 9,608,999
MS&AD Insurance Group Holdings, Inc. ......... 108,500 2,903,561
Murata Manufacturing Co. Ltd. ................ 145,600 9,170,567
NEC Corp. ............................. 109,900 2,848,596
Nexon Co. Ltd. .......................... 29,000 407,669
NIDEC CORP.
(b)
.......................... 75,600 1,325,736
Nintendo Co. Ltd. ......................... 98,500 4,407,763
Nippon Building Fund, Inc. ................... 688 550,305
Nippon Paint Holdings Co. Ltd. ................ 82,800 548,949
Nippon Sanso Holdings Corp. ................ 13,100 507,642
Nippon Steel Corp. ........................ 420,535 1,496,408
Nippon Yusen KK ......................... 35,200 1,172,877
Nissan Motor Co. Ltd.
(b)
..................... 214,200 533,047
Nitori Holdings Co. Ltd. ..................... 33,000 541,947
Nitto Denko Corp. ........................ 65,300 1,223,710
Nomura Holdings, Inc. ..................... 259,800 2,093,762
Nomura Research Institute Ltd. ............... 34,600 1,108,384
NTT, Inc. .............................. 2,765,200 2,594,388
Obayashi Corp. .......................... 51,300 1,041,152
Obic Co. Ltd. ............................ 32,900 828,954
Olympus Corp. .......................... 96,200 1,078,486
Oriental Land Co. Ltd. ..................... 93,300 1,341,714
ORIX Corp. ............................. 99,300 3,872,610
Osaka Gas Co. Ltd. ....................... 32,300 1,085,430
Otsuka Corp. ........................... 21,400 388,963
Otsuka Holdings Co. Ltd. ................... 37,500 2,755,125
Pan Pacific International Holdings Corp. ......... 190,000 1,043,881
Panasonic Holdings Corp. ................... 208,600 4,819,488
Rakuten Group, Inc.
(b)
...................... 117,800 550,657
Recruit Holdings Co. Ltd. ................... 119,500 7,991,041
Renesas Electronics Corp. .................. 157,000 4,370,519
Resona Holdings, Inc. ..................... 187,800 2,397,335
Resonac Holdings Corp. .................... 15,500 1,821,986
Ryohin Keikaku Co. Ltd. .................... 48,100 1,172,714
Sanrio Co. Ltd.
(a)
......................... 58,800 316,106
SBI Holdings, Inc. ........................ 51,000 933,040

iShares
®
MSCI World ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
SCREEN Holdings Co. Ltd. .................. 12,900 $ 899,864
Secom Co. Ltd. .......................... 34,900 1,391,486
Seibu Holdings, Inc. ....................... 17,000 301,235
Sekisui House Ltd. ........................ 47,600 999,384
Seven & i Holdings Co. Ltd. .................. 171,700 2,004,685
Shimano, Inc. ........................... 5,800 600,291
Shimizu Corp. ........................... 44,000 739,149
Shin-Etsu Chemical Co. Ltd. ................. 147,365 7,153,492
Shionogi & Co. Ltd. ....................... 73,100 1,374,852
Shiseido Co. Ltd. ......................... 36,500 643,536
SMC Corp. ............................. 4,900 2,131,137
SoftBank Corp. .......................... 2,639,800 3,566,540
SoftBank Group Corp. ..................... 334,400 15,730,865
Sompo Holdings, Inc. ...................... 74,500 2,752,937
Sony Group Corp. ........................ 526,800 11,363,176
Subaru Corp. ........................... 47,200 716,325
Sumitomo Corp. ......................... 90,600 3,995,222
Sumitomo Electric Industries Ltd. .............. 64,500 4,974,929
Sumitomo Metal Mining Co. Ltd. ............... 21,300 1,207,531
Sumitomo Mitsui Financial Group, Inc. ........... 325,300 11,864,625
Sumitomo Mitsui Trust Group, Inc. ............. 53,400 1,839,484
Sumitomo Realty & Development Co. Ltd. ........ 52,200 1,217,476
Suntory Beverage & Food Ltd. ................ 10,700 289,027
Suzuki Motor Corp. ....................... 140,900 1,744,914
T&D Holdings, Inc. ........................ 36,600 962,712
Taisei Corp. ............................ 12,900 1,130,467
Takeda Pharmaceutical Co. Ltd. ............... 142,626 4,552,774
TDK Corp. ............................. 171,900 4,452,607
Terumo Corp. ........................... 122,400 1,840,518
Toho Co. Ltd. ........................... 47,000 362,685
Tokio Marine Holdings, Inc. .................. 160,700 7,136,103
Tokyo Electron Ltd. ....................... 40,400 13,549,128
Tokyo Gas Co. Ltd. ....................... 25,900 1,035,465
TOPPAN Holdings, Inc. ..................... 21,000 601,526
Toray Industries, Inc. ...................... 124,600 931,482
Toyota Motor Corp. ....................... 852,000 16,117,881
Toyota Tsusho Corp.
(a)
..................... 59,300 2,583,647
Unicharm Corp. .......................... 103,100 613,816
West Japan Railway Co. .................... 43,200 712,532
Yamaha Motor Co. Ltd. ..................... 84,600 696,192
Yokogawa Electric Corp. .................... 20,400 640,329
Yokohama Financial Group, Inc. ............... 80,300 818,324
Zensho Holdings Co. Ltd. ................... 7,200 364,012
458,181,040
a
Netherlands  —  1 .3%
ABN AMRO Bank N.V., CVA ................. 54,133 2,151,317
Adyen N.V.
(b) (c)
........................... 2,376 2,602,592
Aegon Ltd. ............................. 125,372 1,063,416
AerCap Holdings N.V. ...................... 14,121 1,968,326
Akzo Nobel N.V. ......................... 15,377 1,167,039
ASM International N.V. ..................... 4,198 4,380,256
ASML Holding N.V. ....................... 34,949 56,510,186
ASR Nederland N.V. ....................... 13,460 1,007,594
BE Semiconductor Industries N.V. ............. 6,458 2,138,281
Coca-Cola Europacific Partners PLC ............ 18,361 1,665,159
CSG N.V.
(b)
............................. 17,619 369,421
CVC Capital Partners PLC
(c)
................. 18,092 289,189
DSM-Firmenich AG ....................... 15,085 1,267,612
EXOR N.V. ............................. 7,894 614,758
Heineken Holding N.V. ..................... 11,377 820,413
Heineken N.V. ........................... 25,555 1,995,712
ING Groep N.V. .......................... 259,124 8,026,474
InPost SA
(b)
............................. 23,731 425,403
Koninklijke Ahold Delhaize N.V. ............... 79,497 3,353,874
Security Shares Value
a
Netherlands (continued)
Koninklijke KPN N.V. ...................... 340,628 $ 1,774,379
Koninklijke Philips N.V. ..................... 68,961 1,830,911
Magnum Ice Cream Co. N.V. (The)
(a) (b)
........... 42,144 683,082
NN Group N.V. .......................... 23,365 1,950,423
Prosus N.V.
(b)
........................... 117,533 5,345,349
Universal Music Group N.V. .................. 92,046 2,066,058
Wolters Kluwer N.V. ....................... 20,637 1,467,221
106,934,445
a
New Zealand  —  0 .0%
Auckland International Airport Ltd. ............. 149,578 740,783
Contact Energy Ltd. ....................... 88,359 504,798
Fisher & Paykel Healthcare Corp. Ltd. ........... 50,383 1,125,109
Infratil Ltd. ............................. 76,751 722,289
Meridian Energy Ltd. ...................... 111,188 390,308
3,483,287
a
Norway  —  0 .2%
Aker BP ASA ............................ 26,339 947,561
DNB Bank ASA .......................... 76,443 2,377,254
Equinor ASA ............................ 64,499 2,331,614
Gjensidige Forsikring ASA ................... 17,141 472,843
Kongsberg Gruppen ASA ................... 37,230 1,337,171
Mowi ASA .............................. 42,266 931,265
Norsk Hydro ASA ......................... 114,803 1,404,014
Orkla ASA .............................. 63,464 668,843
Salmar ASA ............................ 5,972 371,016
Telenor ASA ............................ 53,332 871,520
Var Energi ASA .......................... 66,916 329,445
Yara International ASA ..................... 13,953 758,731
12,801,277
a
Portugal  —  0 .0%
Banco Comercial Portugues SA , Class R ......... 737,333 835,189
EDP Renovaveis SA ....................... 24,825 410,475
EDP SA ............................... 266,414 1,356,753
Galp Energia SGPS SA .................... 37,400 815,041
Jeronimo Martins SGPS SA .................. 23,922 506,712
3,924,170
a
Singapore  —  0 .4%
CapitaLand Ascendas REIT
(a)
................. 363,862 713,086
CapitaLand Integrated Commercial Trust ......... 556,527 990,592
CapitaLand Investment Ltd.
(a)
................. 231,900 461,364
DBS Group Holdings Ltd. ................... 183,900 9,058,518
Grab Holdings Ltd. , Class A
(a) (b)
............... 225,591 798,592
Keppel Ltd.
(a)
............................ 127,400 1,074,366
Oversea-Chinese Banking Corp. Ltd. ........... 300,500 5,515,503
Sea Ltd. , ADR
(a) (b)
......................... 33,881 3,067,247
Singapore Airlines Ltd.
(a)
.................... 152,900 812,259
Singapore Exchange Ltd. ................... 79,070 1,355,549
Singapore Technologies Engineering Ltd. ......... 141,300 1,260,892
Singapore Telecommunications Ltd. ............ 667,400 2,270,989
United Overseas Bank Ltd. .................. 107,500 3,167,173
Wilmar International Ltd. .................... 159,900 449,857
Yangzijiang Shipbuilding Holdings Ltd.
(a)
......... 243,700 695,254
31,691,241
a
Spain  —  0 .9%
Acciona SA ............................. 2,223 637,707
ACS Actividades de Construccion y Servicios SA ... 15,586 2,259,078
Aena SME SA
(c)
.......................... 66,548 1,930,964
Amadeus IT Group SA ..................... 39,187 2,499,813
Banco Bilbao Vizcaya Argentaria SA ............ 506,918 11,839,910
Banco de Sabadell SA ..................... 471,051 1,592,655
Banco Santander SA ...................... 1,299,048 16,245,688

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI World ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Spain (continued)
Bankinter SA ............................ 59,715 $ 1,003,251
CaixaBank SA ........................... 328,424 4,434,238
Cellnex Telecom SA
(c)
...................... 46,510 1,556,348
Endesa SA ............................. 28,957 1,211,187
Ferrovial N.V. ........................... 44,103 3,016,586
Iberdrola SA ............................ 558,344 12,675,431
Indra Sistemas SA ........................ 7,051 468,863
Industria de Diseno Textil SA ................. 96,305 5,935,203
International Consolidated Airlines Group SA , Class DI 110,483 636,232
Mapfre SA ............................. 83,487 390,391
Naturgy Energy Group SA ................... 23,582 781,121
Redeia Corp. SA ......................... 5,764 99,032
Repsol SA ............................. 103,083 2,661,632
Telefonica SA ........................... 325,571 1,489,452
73,364,782
a
Sweden  —  0 .9%
AddTech AB , Class B ...................... 22,808 812,929
Alfa Laval AB ........................... 26,045 1,460,965
Assa Abloy AB , Class B .................... 86,967 3,122,865
Atlas Copco AB , Class A .................... 227,587 4,351,760
Atlas Copco AB , Class B .................... 138,264 2,340,469
Beijer Ref AB , Class B ..................... 39,415 547,648
Boliden AB ............................. 25,156 1,566,406
Epiroc AB , Class A ........................ 56,750 1,678,860
Epiroc AB , Class B ........................ 32,921 840,516
EQT AB ............................... 40,847 1,404,903
Essity AB , Class B ........................ 51,573 1,446,461
Evolution AB
(b) (c)
.......................... 11,147 836,704
Fastighets AB Balder , Class B
(b)
............... 54,271 310,861
H & M Hennes & Mauritz AB , Class B ........... 37,520 665,708
Hexagon AB , Class B ...................... 177,258 1,626,253
Industrivarden AB , Class A .................. 9,805 556,080
Industrivarden AB , Class C .................. 13,605 743,923
Indutrade AB ............................ 22,267 465,430
Investment AB Latour , Class B ................ 12,890 277,965
Investor AB , Class B ....................... 158,464 6,511,514
L E Lundbergforetagen AB , Class B ............ 6,496 382,147
Lifco AB , Class B ......................... 19,734 633,820
Millicom International Cellular SA
(b)
............. 7,766 662,906
Nibe Industrier AB , Class B .................. 121,026 473,024
Nordea Bank Abp ........................ 274,735 5,263,892
Octave Intelligence PLC
(b)
................... 17,725 302,164
Saab AB , Class B ........................ 27,207 1,676,806
Sagax AB , Class B ........................ 21,455 386,779
Sandvik AB ............................. 94,922 3,860,501
Securitas AB , Class B ...................... 41,842 698,287
Skandinaviska Enskilda Banken AB , Class A ...... 133,531 2,668,583
Skanska AB , Class B ...................... 28,689 776,179
SKF AB , Class B ......................... 32,166 843,696
Spotify Technology SA
(b)
.................... 13,265 6,601,725
Svenska Cellulosa AB SCA , Class B ............ 49,781 547,594
Svenska Handelsbanken AB , Class A ........... 122,044 1,801,427
Swedbank AB , Class A ..................... 74,637 2,755,961
Swedish Orphan Biovitrum AB
(b)
............... 16,511 789,954
Tele2 AB , Class B ........................ 48,299 906,545
Telefonaktiebolaget LM Ericsson , Class B ........ 240,394 3,134,785
Telia Co. AB ............................ 225,494 1,209,151
Trelleborg AB , Class B ..................... 16,416 715,189
Verisure PLC
(b)
.......................... 22,936 305,782
Volvo AB , Class B ........................ 138,427 4,873,491
73,838,608
a
Security Shares Value
a
Switzerland  —  2 .2%
ABB Ltd. , Registered ...................... 140,896 $ 15,065,633
Alcon AG .............................. 44,304 2,947,874
Avolta AG
(b)
............................. 7,795 489,826
Banque Cantonale Vaudoise , Registered
(a)
........ 2,730 410,797
Barry Callebaut AG , Registered
(a)
.............. 352 542,695
Belimo Holding AG , Registered ............... 852 899,307
BKW AG .............................. 2,143 405,487
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 92 1,096,739
Chocoladefabriken Lindt & Spruengli AG , Registered . 8 978,797
Cie Financiere Richemont SA , Class A, Registered .. 47,921 10,289,542
EMS-Chemie Holding AG , Registered ........... 594 541,982
Galderma Group AG ....................... 16,320 3,452,516
Geberit AG , Registered ..................... 2,998 1,964,263
Givaudan SA , Registered ................... 809 3,001,454
Helvetia Baloise Holding AG ................. 7,521 1,951,655
Holcim AG
(b)
............................ 45,773 4,505,394
Julius Baer Group Ltd. ..................... 18,575 1,519,543
Kuehne + Nagel International AG , Registered ...... 4,528 1,043,670
Logitech International SA , Registered ........... 13,437 1,632,930
Lonza Group AG , Registered ................. 6,515 4,161,207
Nestle SA , Registered ..................... 231,390 23,477,750
Novartis AG , Registered .................... 166,033 24,973,032
Partners Group Holding AG .................. 1,990 2,099,589
Roche Holding AG , Bearer .................. 2,788 1,199,080
Roche Holding AG , NVS .................... 62,978 26,497,999
Sandoz Group AG ........................ 37,479 3,151,553
Schindler Holding AG , Participation Certificates , NVS 4,047 1,362,398
Schindler Holding AG , Registered .............. 1,936 633,656
SGS SA , Registered ....................... 13,675 1,554,234
Sika AG , Registered ....................... 14,012 2,734,908
Sonova Holding AG , Registered ............... 4,306 1,136,656
Straumann Holding AG , Registered ............. 9,953 1,202,778
Swatch Group AG (The) , Bearer ............... 3,005 831,890
Swiss Life Holding AG , Registered ............. 2,449 2,658,798
Swiss Prime Site AG , Registered .............. 7,654 1,283,022
Swiss Re AG ............................ 26,899 4,030,451
Swisscom AG , Registered ................... 2,149 1,839,419
UBS Group AG , Registered .................. 285,256 13,471,456
VAT Group AG
(c)
......................... 2,473 1,930,885
Zurich Insurance Group AG .................. 13,124 9,319,857
182,290,722
a
United Kingdom  —  3 .4%
3i Group PLC ........................... 85,222 2,588,175
Admiral Group PLC ....................... 22,013 974,044
Airtel Africa PLC
(c)
........................ 80,683 380,960
Anglo American PLC ...................... 97,496 5,217,727
Antofagasta PLC ......................... 33,099 1,823,339
Associated British Foods PLC ................ 28,969 708,909
AstraZeneca PLC ........................ 137,447 25,519,021
Aviva PLC ............................. 260,689 2,145,820
BAE Systems PLC ........................ 266,249 7,243,760
Barclays PLC ........................... 1,214,244 7,417,891
BP PLC ............................... 1,390,105 9,818,959
British American Tobacco PLC ................ 184,396 11,409,792
BT Group PLC .......................... 578,222 1,621,489
Bunzl PLC ............................. 27,425 867,074
Centrica PLC ........................... 436,986 1,102,393
Coca-Cola HBC AG , Class DI
(b)
............... 20,327 1,166,048
Compass Group PLC ...................... 146,403 4,695,184
Diageo PLC ............................ 193,372 3,963,845
Endeavour Mining PLC ..................... 17,339 1,065,770
Experian PLC ........................... 82,110 2,835,563
Fresnillo PLC ........................... 19,485 856,158

iShares
®
MSCI World ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
Glencore PLC
(b)
.......................... 860,304 $ 6,542,949
GSK PLC .............................. 364,257 9,210,828
Haleon PLC ............................ 789,579 3,564,494
Halma PLC ............................. 30,934 1,944,446
HSBC Holdings PLC ...................... 1,531,278 28,754,691
Imperial Brands PLC ...................... 67,435 2,445,304
Informa PLC ............................ 122,406 1,329,878
InterContinental Hotels Group PLC ............. 15,013 2,302,262
Intertek Group PLC ....................... 14,353 1,020,120
J Sainsbury PLC ......................... 142,219 565,074
Kingfisher PLC .......................... 171,145 660,818
Land Securities Group PLC .................. 57,329 484,004
Legal & General Group PLC ................. 473,815 1,724,682
Lloyds Banking Group PLC .................. 5,224,968 7,146,889
London Stock Exchange Group PLC ............ 41,360 5,004,530
M&G PLC .............................. 211,568 896,702
Marks & Spencer Group PLC ................. 173,712 829,565
Melrose Industries PLC ..................... 112,985 713,041
National Grid PLC ........................ 444,504 7,134,525
NatWest Group PLC ....................... 713,812 5,741,001
Next PLC .............................. 10,907 1,934,489
Pearson PLC ........................... 54,324 807,494
Prudential PLC .......................... 230,906 3,285,227
Reckitt Benckiser Group PLC ................. 57,831 3,558,994
RELX PLC ............................. 161,276 5,263,083
Rentokil Initial PLC ........................ 207,376 1,246,095
Rio Tinto PLC ........................... 99,859 10,606,163
Rolls-Royce Holdings PLC .................. 743,487 13,376,681
Sage Group PLC (The) ..................... 89,806 1,015,911
Schroders PLC .......................... 57,859 453,278
Segro PLC ............................. 113,018 1,095,576
Severn Trent PLC ........................ 25,544 1,018,539
Shell PLC .............................. 505,714 21,369,122
Smith & Nephew PLC ...................... 71,548 1,066,456
Smiths Group PLC ........................ 32,279 1,065,681
Spirax Group PLC ........................ 5,910 550,344
SSE PLC .............................. 106,486 3,330,157
Standard Chartered PLC .................... 174,139 4,663,398
Standard Life PLC ........................ 56,975 592,783
Sunbelt Rentals Holdings, Inc. ................ 36,437 2,855,759
Tesco PLC ............................. 578,614 3,353,958
Unilever PLC ........................... 195,291 11,004,950
United Utilities Group PLC ................... 65,998 1,194,540
Vodafone Group PLC ...................... 1,689,539 2,538,912
Wise Group PLC , Class A
(b)
.................. 51,509 645,283
279,330,597
a
United States  —  72 .4%
3M Co. ................................ 47,716 7,306,751
Abbott Laboratories ....................... 156,842 13,425,675
AbbVie, Inc. ............................ 159,160 34,652,315
Accenture PLC , Class A .................... 55,312 10,347,216
Adobe, Inc.
(b)
............................ 36,946 9,576,773
Advanced Micro Devices, Inc.
(b)
............... 146,861 75,794,962
Affirm Holdings, Inc. , Class A
(b)
................ 25,429 1,872,846
Aflac, Inc. .............................. 42,304 4,755,816
Agilent Technologies, Inc. ................... 25,194 3,414,543
Air Products and Chemicals, Inc. .............. 19,054 5,308,825
Airbnb, Inc. , Class A
(b)
...................... 38,578 5,142,833
Allegion PLC ............................ 7,489 974,094
Alliant Energy Corp. ....................... 23,694 1,696,727
Allstate Corp. (The) ....................... 23,238 4,789,119
Alnylam Pharmaceuticals, Inc.
(b)
............... 11,919 3,599,300
Alphabet, Inc. , Class A ..................... 523,443 199,086,311
Alphabet, Inc. , Class C , NVS ................. 417,443 157,138,068
Security Shares Value
a
United States (continued)
Altria Group, Inc. ......................... 149,886 $ 10,429,068
Amazon.com, Inc.
(b)
....................... 871,881 235,965,874
Amcor PLC ............................. 40,875 1,586,768
Ameren Corp. ........................... 24,979 2,696,983
American Electric Power Co., Inc. .............. 48,898 6,193,910
American Express Co. ..................... 48,142 15,235,499
American International Group, Inc. ............. 47,632 3,535,723
American Tower Corp. ..................... 41,773 7,809,880
American Water Works Co., Inc. ............... 17,400 2,144,898
Ameriprise Financial, Inc. ................... 8,533 3,803,243
AMETEK, Inc. ........................... 20,710 4,677,354
Amgen, Inc. ............................ 48,516 16,339,704
Amphenol Corp. , Class A ................... 110,779 16,479,484
Amrize Ltd.
(b)
............................ 45,297 2,463,704
Analog Devices, Inc. ....................... 43,933 18,181,672
Annaly Capital Management, Inc. .............. 65,253 1,425,778
Aon PLC , Class A ........................ 18,088 5,716,893
Apollo Global Management, Inc. ............... 37,856 4,872,446
Apple, Inc. ............................. 1,322,427 412,676,570
Applied Materials, Inc. ..................... 71,475 32,168,039
AppLovin Corp. , Class A
(b)
................... 20,667 12,670,731
Aptiv PLC
(b)
............................. 19,573 1,329,790
Arch Capital Group Ltd.
(b)
................... 31,309 2,797,146
Archer-Daniels-Midland Co. .................. 43,585 3,477,211
Ares Management Corp. , Class A .............. 19,103 2,454,736
Arista Networks, Inc.
(b)
..................... 96,226 15,345,160
Arthur J Gallagher & Co. .................... 23,042 4,633,977
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 21,411 2,428,222
Astera Labs, Inc.
(b)
........................ 12,061 4,135,114
AT&T, Inc. .............................. 629,519 15,612,071
Atlassian Corp. , Class A
(b)
................... 14,628 1,574,119
Atmos Energy Corp. ....................... 14,566 2,463,548
Autodesk, Inc.
(b)
.......................... 18,904 4,372,684
Automatic Data Processing, Inc. ............... 36,172 8,024,396
AutoZone, Inc.
(b)
......................... 1,533 4,499,646
AvalonBay Communities, Inc. ................ 12,585 2,296,888
Avery Dennison Corp. ...................... 6,988 1,111,581
Axon Enterprise, Inc.
(b)
..................... 6,870 3,082,706
Baker Hughes Co. , Class A .................. 89,329 5,706,337
Ball Corp. .............................. 23,662 1,293,602
Bank of America Corp. ..................... 611,098 31,532,657
Bank of New York Mellon Corp. (The) ........... 61,681 8,600,182
Becton Dickinson & Co. .................... 24,973 3,674,028
Berkshire Hathaway, Inc. , Class B
(b)
............ 125,193 59,401,575
Best Buy Co., Inc. ........................ 18,109 1,411,597
Biogen, Inc.
(b)
........................... 13,095 2,566,620
BlackRock, Inc.
(d)
......................... 13,257 13,878,488
Blackstone, Inc. .......................... 65,423 7,652,528
Block, Inc. , Class A
(b)
...................... 46,301 3,505,912
Bloom Energy Corp. , Class A
(b)
................ 23,416 6,673,560
Boeing Co. (The)
(b)
........................ 67,421 15,584,364
Booking Holdings, Inc. ..................... 70,927 11,875,308
Boston Scientific Corp.
(b)
.................... 133,660 6,457,115
Bristol-Myers Squibb Co. .................... 183,346 10,483,724
Broadcom, Inc. .......................... 405,181 181,022,715
Broadridge Financial Solutions, Inc. ............ 10,617 1,632,045
Brown & Brown, Inc. ....................... 26,117 1,469,081
Bunge Global SA ......................... 11,559 1,425,225
Burlington Stores, Inc.
(b)
.................... 5,706 1,847,774
Cadence Design Systems, Inc.
(b)
.............. 24,814 9,303,513
Capital One Financial Corp. .................. 54,195 10,184,866
Cardinal Health, Inc. ....................... 20,975 4,127,880
Carlisle Companies, Inc. .................... 3,967 1,367,861
Carlyle Group, Inc. (The) .................... 23,150 1,051,705

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI World ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United States (continued)
Carnival Corp. Ltd. ........................ 113,441 $ 3,183,154
Carrier Global Corp. ....................... 67,799 4,330,322
Carvana Co. , Class A
(b)
..................... 58,024 4,235,752
Casey's General Stores, Inc. ................. 3,394 2,603,673
Caterpillar, Inc. .......................... 41,888 36,688,443
Cboe Global Markets, Inc. ................... 9,487 3,164,484
CBRE Group, Inc. , Class A
(b)
................. 27,086 3,386,833
CDW Corp. ............................. 11,573 1,451,833
Cencora, Inc. ........................... 16,648 4,484,305
Centene Corp.
(b)
......................... 44,985 2,681,106
CenterPoint Energy, Inc. .................... 57,082 2,412,285
CF Industries Holdings, Inc. .................. 13,651 1,533,690
CH Robinson Worldwide, Inc. ................ 10,496 1,875,110
Charles Schwab Corp. (The) ................. 149,452 13,054,632
Charter Communications, Inc. , Class A
(b)
......... 7,416 1,068,275
Cheniere Energy, Inc. ...................... 19,049 4,283,358
Chevron Corp. ........................... 166,920 30,456,223
Chipotle Mexican Grill, Inc. , Class A
(b)
........... 118,426 3,773,052
Chubb Ltd. ............................. 31,892 9,941,693
Church & Dwight Co., Inc. ................... 20,800 1,989,104
Ciena Corp.
(b)
........................... 12,704 7,371,242
Cigna Group (The) ........................ 23,560 6,535,544
Cincinnati Financial Corp. ................... 13,235 2,083,454
Cintas Corp. ............................ 31,161 5,336,633
Circle Internet Group, Inc. , Class A
(b)
............ 13,298 1,502,674
Cisco Systems, Inc. ....................... 355,612 42,822,797
Citigroup, Inc. ........................... 153,967 19,384,445
Citizens Financial Group, Inc. ................ 38,605 2,403,547
Clorox Co. (The) ......................... 10,414 937,468
Cloudflare, Inc. , Class A
(b)
................... 28,034 6,779,182
CME Group, Inc. , Class A ................... 32,611 8,920,413
CMS Energy Corp. ........................ 27,037 1,962,075
Coca-Cola Co. (The) ...................... 350,541 27,696,244
Coeur Mining, Inc. ........................ 91,795 1,773,479
Cognizant Technology Solutions Corp. , Class A ..... 43,892 2,447,198
Coherent Corp.
(b)
......................... 16,164 5,842,801
Coinbase Global, Inc. , Class A
(b)
............... 18,699 3,534,672
Colgate-Palmolive Co. ..................... 67,981 6,127,128
Comcast Corp. , Class A .................... 321,544 7,996,799
Comfort Systems USA, Inc. .................. 3,166 5,788,113
ConocoPhillips .......................... 110,224 12,563,332
Consolidated Edison, Inc. ................... 32,597 3,443,221
Constellation Brands, Inc. , Class A ............. 12,946 1,797,164
Constellation Energy Corp. .................. 27,787 7,995,709
Cooper Companies, Inc. (The)
(b)
............... 18,549 1,135,384
Copart, Inc.
(b)
........................... 81,280 2,663,546
Corebridge Financial, Inc. ................... 20,572 555,444
CoreWeave, Inc. , Class A
(b)
.................. 24,499 2,683,375
Corning, Inc. ............................ 71,646 12,979,389
Corpay, Inc.
(b)
........................... 5,826 2,107,847
Corteva, Inc. ............................ 60,923 4,769,052
CoStar Group, Inc.
(b)
....................... 37,500 1,207,500
Costco Wholesale Corp. .................... 39,918 38,174,382
CRH PLC .............................. 59,792 6,504,772
Crowdstrike Holdings, Inc. , Class A
(b)
............ 22,212 16,236,972
Crown Castle, Inc. ........................ 38,942 3,563,193
CSX Corp. ............................. 164,772 7,457,581
Cummins, Inc. ........................... 12,398 8,016,919
Curtiss-Wright Corp. ....................... 3,254 2,432,723
CVS Health Corp. ........................ 114,145 10,384,912
Danaher Corp. .......................... 57,226 10,453,473
Darden Restaurants, Inc. ................... 9,885 2,015,650
Datadog, Inc. , Class A
(b)
.................... 28,123 6,956,224
Deckers Outdoor Corp.
(b)
.................... 12,739 1,450,335
Security Shares Value
a
United States (continued)
Deere & Co. ............................ 22,041 $ 11,950,189
Dell Technologies, Inc. , Class C ............... 27,161 11,432,337
Delta Air Lines, Inc. ....................... 14,854 1,225,158
Devon Energy Corp. ....................... 99,518 4,427,556
Dexcom, Inc.
(b)
.......................... 33,942 2,502,883
Diamondback Energy, Inc. ................... 17,210 3,295,371
Dick's Sporting Goods, Inc. .................. 5,352 1,217,955
Digital Realty Trust, Inc. .................... 30,940 5,878,600
Dollar General Corp. ...................... 19,781 2,187,976
Dollar Tree, Inc.
(b)
......................... 17,109 1,992,172
Dominion Energy, Inc. ...................... 78,660 5,265,500
Domino's Pizza, Inc. ....................... 3,048 946,648
DoorDash, Inc. , Class A
(b)
................... 33,177 5,284,764
Dover Corp. ............................ 12,283 2,596,135
Dow, Inc. .............................. 64,538 2,178,158
DR Horton, Inc. .......................... 23,703 3,486,474
DTE Energy Co. ......................... 18,476 2,639,666
Duke Energy Corp. ....................... 69,949 8,584,841
DuPont de Nemours, Inc. ................... 36,792 1,781,469
Eaton Corp. PLC ......................... 35,018 14,028,211
eBay, Inc. .............................. 38,461 4,202,633
EchoStar Corp. , Class A
(a) (b)
.................. 11,765 1,519,920
Ecolab, Inc. ............................ 22,985 5,884,160
Edison International ....................... 34,499 2,412,860
Edwards Lifesciences Corp.
(b)
................ 52,825 4,567,778
Electronic Arts, Inc. ....................... 20,351 4,105,204
Elevance Health, Inc. ...................... 19,831 7,797,351
Eli Lilly & Co. ........................... 72,341 79,936,805
EMCOR Group, Inc. ....................... 3,993 3,301,492
Emerson Electric Co. ...................... 50,861 7,314,829
Entegris, Inc. ............................ 13,871 1,925,156
Entergy Corp. ........................... 41,006 4,471,704
EOG Resources, Inc. ...................... 48,008 6,403,307
EQT Corp. ............................. 55,275 3,036,256
Equifax, Inc. ............................ 10,814 1,792,853
Equinix, Inc. ............................ 8,875 9,478,855
Equity Residential ......................... 30,324 1,984,706
Erie Indemnity Co. , Class A , NVS .............. 2,264 482,390
Essex Property Trust, Inc. ................... 5,740 1,564,954
Estee Lauder Companies, Inc. (The) , Class A ...... 22,182 1,973,089
Everest Group Ltd. ........................ 3,543 1,148,038
Evergy, Inc. ............................. 21,380 1,754,015
Everpure, Inc. , Class A
(b)
.................... 28,444 2,261,582
Eversource Energy ....................... 33,664 2,298,241
Exelon Corp. ............................ 91,853 4,192,171
Expand Energy Corp. ...................... 22,195 2,063,691
Expedia Group, Inc. ....................... 10,563 2,385,020
Expeditors International of Washington, Inc. ....... 11,760 1,857,962
Extra Space Storage, Inc. ................... 18,795 2,712,306
Exxon Mobil Corp. ........................ 374,192 54,355,130
F5, Inc.
(b)
.............................. 5,160 1,978,602
Fabrinet
(b)
.............................. 3,157 2,065,183
Fair Isaac Corp.
(b)
......................... 2,092 2,616,234
Fastenal Co. ............................ 103,248 4,563,562
FedEx Corp. ............................ 19,835 8,167,061
Ferguson Enterprises, Inc. ................... 17,271 3,902,728
Fidelity National Financial, Inc. ................ 22,398 1,060,545
Fidelity National Information Services, Inc. ........ 47,904 2,059,393
Fifth Third Bancorp ....................... 81,592 4,073,889
First Citizens BancShares, Inc. , Class A .......... 728 1,449,091
First Solar, Inc.
(b)
......................... 9,197 2,821,548
FirstEnergy Corp. ........................ 50,028 2,320,799
Fiserv, Inc.
(b)
............................ 47,476 2,685,243
Flex Ltd.
(b)
.............................. 33,812 5,098,173

iShares
®
MSCI World ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United States (continued)
Flutter Entertainment PLC , Class DI
(b)
........... 12,530 $ 1,215,159
Ford Motor Co. .......................... 348,938 6,085,479
Fortinet, Inc.
(b)
........................... 56,610 7,810,482
Fortive Corp. ............................ 26,867 1,566,883
Fox Corp. , Class A , NVS .................... 15,972 1,020,930
Fox Corp. , Class B ........................ 14,444 828,941
Freeport-McMoRan, Inc. .................... 129,132 8,485,264
FTAI Aviation Ltd. ......................... 8,713 2,268,342
Gaming and Leisure Properties, Inc. ............ 24,588 1,154,898
Garmin Ltd. ............................. 14,721 3,443,536
GE HealthCare Technologies, Inc. ............. 41,784 2,604,815
GE Vernova, Inc. ......................... 24,282 23,512,746
Gen Digital, Inc. .......................... 47,828 1,233,484
General Dynamics Corp. .................... 20,619 7,151,082
General Electric Co. ....................... 94,094 30,463,873
General Mills, Inc. ........................ 50,642 1,712,206
General Motors Co. ....................... 81,252 6,763,416
Genuine Parts Co. ........................ 12,201 1,204,239
Gilead Sciences, Inc. ...................... 111,643 15,008,168
Global Payments, Inc. ..................... 20,796 1,570,306
Goldman Sachs Group, Inc. (The) ............. 26,668 27,349,634
Graco, Inc. ............................. 14,580 1,100,061
Halliburton Co. .......................... 76,318 2,964,954
Hartford Insurance Group, Inc. (The) ............ 24,699 3,139,984
HCA Healthcare, Inc. ...................... 14,151 5,356,720
HEICO Corp. ........................... 4,166 1,450,518
HEICO Corp. , Class A ...................... 6,313 1,640,180
Hershey Co. (The) ........................ 13,333 2,587,002
Hewlett Packard Enterprise Co. ............... 118,563 5,102,952
Hilton Worldwide Holdings, Inc. ............... 20,571 6,740,294
Home Depot, Inc. (The) .................... 89,564 28,404,327
Honeywell International, Inc. ................. 57,294 13,627,951
Howmet Aerospace, Inc. .................... 36,047 9,309,138
HP, Inc. ............................... 80,348 2,172,610
Hubbell, Inc. , Class B ...................... 4,764 2,256,278
Humana, Inc. ........................... 10,560 3,225,235
Huntington Bancshares, Inc. ................. 179,156 2,930,992
Hyatt Hotels Corp. , Class A .................. 4,249 770,599
IDEX Corp. ............................. 6,577 1,386,629
IDEXX Laboratories, Inc.
(b)
................... 7,187 4,050,090
Illinois Tool Works, Inc. ..................... 24,862 6,147,875
Illumina, Inc.
(b)
........................... 13,377 2,179,916
Incyte Corp.
(b)
........................... 14,562 1,408,728
Ingersoll Rand, Inc. ....................... 35,893 2,571,375
Insmed, Inc.
(b)
........................... 18,971 2,028,190
Insulet Corp.
(b)
........................... 6,167 893,845
Intel Corp.
(b)
............................ 395,801 45,390,459
Interactive Brokers Group, Inc. , Class A .......... 38,492 3,347,649
Intercontinental Exchange, Inc. ............... 50,952 7,533,253
International Business Machines Corp. .......... 84,385 25,129,853
International Flavors & Fragrances, Inc. .......... 23,154 1,760,862
International Paper Co. ..................... 44,168 1,478,303
Intuit, Inc. .............................. 25,058 8,307,479
Intuitive Surgical, Inc.
(b)
..................... 31,956 13,569,796
Invitation Homes, Inc. ...................... 51,617 1,509,797
IonQ, Inc.
(a) (b)
............................ 30,516 2,199,288
IQVIA Holdings, Inc.
(b)
...................... 15,034 2,739,345
Iron Mountain, Inc. ........................ 26,843 3,442,615
Jabil, Inc. .............................. 9,526 3,472,799
Jacobs Solutions, Inc. ...................... 10,378 1,243,907
JB Hunt Transport Services, Inc. .............. 6,698 1,851,528
Johnson & Johnson ....................... 216,857 48,864,388
Johnson Controls International PLC ............ 55,160 7,394,750
JPMorgan Chase & Co. .................... 241,859 72,390,817
Security Shares Value
a
United States (continued)
Kenvue, Inc. ............................ 171,762 $ 2,968,047
Keurig Dr Pepper, Inc. ..................... 117,180 3,518,915
KeyCorp ............................... 82,514 1,760,024
Keysight Technologies, Inc.
(b)
................. 15,591 5,274,903
Kimberly-Clark Corp. ...................... 29,138 2,843,869
Kimco Realty Corp. ....................... 61,303 1,476,176
Kinder Morgan, Inc. ....................... 175,409 5,451,712
KKR & Co., Inc. .......................... 56,170 5,388,950
KLA Corp. .............................. 11,805 22,685,787
Kraft Heinz Co. (The) ...................... 79,888 1,918,111
Kroger Co. (The) ......................... 49,914 3,102,155
L3Harris Technologies, Inc. .................. 16,433 5,179,353
Labcorp Holdings, Inc. ..................... 7,220 1,877,633
Lam Research Corp. ...................... 112,463 35,783,477
Las Vegas Sands Corp. .................... 27,322 1,381,674
Leidos Holdings, Inc. ...................... 10,655 1,361,709
Lennar Corp. , Class A ...................... 18,767 1,684,901
Lennox International, Inc. ................... 2,734 1,372,905
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(b)
............................... 18,614 1,689,965
Linde PLC ............................. 41,716 20,761,636
Live Nation Entertainment, Inc.
(b)
.............. 14,008 2,359,087
Lockheed Martin Corp. ..................... 18,749 9,945,407
Loews Corp. ............................ 15,798 1,635,883
Lowe's Companies, Inc. .................... 50,324 10,787,453
LPL Financial Holdings, Inc. .................. 7,337 2,008,651
Lululemon Athletica, Inc.
(b)
................... 9,726 1,275,857
Lumentum Holdings, Inc.
(b)
.................. 6,432 5,499,103
LyondellBasell Industries N.V. , Class A .......... 23,271 1,551,012
M&T Bank Corp. ......................... 13,804 2,983,182
Marathon Petroleum Corp. .................. 26,589 6,614,546
Markel Group, Inc.
(b)
....................... 1,144 2,077,035
Marriott International, Inc. , Class A ............. 19,790 7,433,124
Marsh & McLennan Companies, Inc. ............ 43,058 6,887,988
Martin Marietta Materials, Inc. ................ 5,309 3,087,927
Marvell Technology, Inc. .................... 76,766 15,737,030
Masco Corp. ............................ 19,581 1,375,565
MasTec, Inc.
(b)
........................... 5,310 2,009,145
Mastercard, Inc. , Class A .................... 73,885 36,497,712
McCormick & Co., Inc. , NVS ................. 22,949 1,087,094
McDonald's Corp. ........................ 63,655 17,772,476
McKesson Corp. ......................... 10,979 8,151,249
Medline, Inc. , Class A
(b)
..................... 31,962 1,168,531
Medtronic PLC .......................... 115,356 8,514,426
MercadoLibre, Inc.
(b)
....................... 4,096 6,945,382
Merck & Co., Inc. ......................... 222,584 26,425,172
Meta Platforms, Inc. , Class A ................. 197,812 125,118,068
MetLife, Inc. ............................ 50,047 4,138,386
Mettler-Toledo International, Inc.
(b)
............. 1,910 2,254,908
Microchip Technology, Inc. ................... 48,880 4,626,492
Micron Technology, Inc. ..................... 101,589 98,642,919
Microsoft Corp. .......................... 635,384 286,075,292
Mid-America Apartment Communities, Inc. ........ 9,939 1,282,827
Mondelez International, Inc. , Class A ............ 116,098 7,101,715
MongoDB, Inc. , Class A
(b)
................... 7,219 2,422,335
Monolithic Power Systems, Inc. ............... 4,292 6,722,173
Monster Beverage Corp.
(b)
................... 64,288 5,662,487
Moody's Corp. ........................... 13,681 6,200,913
Morgan Stanley .......................... 106,947 22,244,976
Motorola Solutions, Inc. .................... 14,908 6,012,098
MSCI, Inc. , Class A ....................... 6,714 4,239,085
Nasdaq, Inc. ............................ 41,744 3,862,155
Natera, Inc.
(b)
........................... 12,058 2,693,395
Nebius Group N.V. , Class A
(a) (b)
................ 18,240 4,215,082

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI World ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United States (continued)
NetApp, Inc. ............................ 17,401 $ 3,032,820
Netflix, Inc.
(b)
............................ 379,309 32,628,160
Neurocrine Biosciences, Inc.
(b)
................ 8,492 1,344,284
Newmont Corp. .......................... 97,792 10,738,540
News Corp. , Class A , NVS .................. 35,577 928,560
NextEra Energy, Inc. ...................... 187,844 16,344,306
NIKE, Inc. , Class B ....................... 107,536 4,971,389
NiSource, Inc. ........................... 42,971 1,986,120
Nordson Corp. ........................... 4,935 1,417,974
Norfolk Southern Corp. ..................... 19,833 6,048,272
Northern Trust Corp. ....................... 16,680 2,759,706
Northrop Grumman Corp. ................... 12,373 6,974,413
NRG Energy, Inc. ......................... 18,252 2,447,228
Nucor Corp. ............................ 20,212 5,053,000
NVIDIA Corp. ........................... 2,079,961 439,162,966
NVR, Inc.
(b)
............................. 239 1,459,047
NXP Semiconductors N.V. ................... 22,628 7,271,508
Occidental Petroleum Corp. .................. 65,646 3,717,533
Okta, Inc. , Class A
(b)
....................... 15,511 1,912,041
Old Dominion Freight Line, Inc. ............... 17,179 3,867,852
Omnicom Group, Inc. ...................... 26,136 1,900,349
ON Semiconductor Corp.
(b)
.................. 35,549 4,287,920
ONEOK, Inc. ............................ 55,902 4,692,414
Oracle Corp. ............................ 155,421 35,090,953
O'Reilly Automotive, Inc.
(b)
................... 75,681 6,575,165
Otis Worldwide Corp. ...................... 34,659 2,455,244
PACCAR, Inc. ........................... 47,374 5,228,668
Packaging Corp. of America ................. 8,059 1,764,196
Palantir Technologies, Inc. , Class A
(b)
........... 196,287 30,726,767
Palo Alto Networks, Inc.
(b)
................... 73,008 20,565,624
Parker-Hannifin Corp. ...................... 11,340 9,578,104
Paychex, Inc. ........................... 28,570 2,770,719
PayPal Holdings, Inc. ...................... 77,404 3,463,829
Pentair PLC ............................ 13,663 967,887
PepsiCo, Inc. ........................... 122,858 17,714,895
Pfizer, Inc. ............................. 510,526 13,365,571
PG&E Corp. ............................ 199,316 3,256,823
Philip Morris International, Inc. ................ 140,199 24,868,499
Phillips 66 .............................. 35,660 6,271,881
Pinnacle Financial Partners, Inc. ............... 13,387 1,308,445
Pinterest, Inc. , Class A
(b)
.................... 3,454 69,253
PNC Financial Services Group, Inc. (The) ........ 35,901 7,938,429
PPG Industries, Inc. ....................... 20,067 2,267,170
PPL Corp. ............................. 65,816 2,329,228
Principal Financial Group, Inc. ................ 19,754 2,046,909
Procter & Gamble Co. (The) ................. 209,018 30,006,624
Progressive Corp. (The) .................... 52,584 10,011,994
Prologis, Inc. ............................ 83,843 12,028,955
Prudential Financial, Inc. .................... 30,150 3,034,296
PTC, Inc.
(b)
............................. 10,636 1,475,532
Public Service Enterprise Group, Inc. ........... 45,056 3,543,654
Public Storage ........................... 14,091 4,279,296
PulteGroup, Inc. ......................... 17,495 2,067,559
Qnity Electronics, Inc. ...................... 19,022 2,967,432
QUALCOMM, Inc. ........................ 96,093 24,121,265
Quanta Services, Inc. ...................... 13,502 9,609,778
Quest Diagnostics, Inc. ..................... 10,236 1,994,996
Raymond James Financial, Inc. ............... 16,830 2,413,590
Realty Income Corp. ....................... 84,326 5,167,497
Reddit, Inc. , Class A
(b)
...................... 10,361 1,823,536
Regency Centers Corp. .................... 16,332 1,263,280
Regeneron Pharmaceuticals, Inc. .............. 9,386 5,770,325
Regions Financial Corp. .................... 77,842 2,179,576
Reliance, Inc. ........................... 4,658 1,773,627
Security Shares Value
a
United States (continued)
Republic Services, Inc. , Class A ............... 18,389 $ 3,685,891
ResMed, Inc. ........................... 13,368 2,547,540
Revolution Medicines, Inc.
(b)
.................. 14,354 2,260,468
Rivian Automotive, Inc. , Class A
(b)
.............. 70,038 1,141,619
Robinhood Markets, Inc. , Class A
(b)
............. 67,677 6,381,941
ROBLOX Corp. , Class A
(b)
................... 53,558 2,525,260
Rocket Companies, Inc. , Class A
(b)
............. 81,324 1,180,011
Rocket Lab Corp.
(b)
....................... 46,858 6,723,186
Rockwell Automation, Inc. ................... 10,118 4,563,825
Rollins, Inc. ............................. 25,257 1,202,233
Roper Technologies, Inc. .................... 9,331 3,037,520
Ross Stores, Inc. ......................... 28,490 6,601,988
Royal Caribbean Cruises Ltd. ................ 22,811 6,492,695
Royalty Pharma PLC , Class A ................ 36,184 2,017,620
RPM International, Inc. ..................... 12,051 1,277,044
RTX Corp. ............................. 121,166 21,768,684
S&P Global, Inc. ......................... 27,382 11,609,968
Salesforce, Inc. .......................... 72,053 13,769,328
Samsara, Inc. , Class A
(b)
.................... 30,715 1,074,718
SBA Communications Corp. , Class A ............ 9,750 1,980,810
Seagate Technology Holdings PLC ............. 19,669 17,304,786
Sempra ............................... 58,735 5,235,051
ServiceNow, Inc.
(b)
........................ 94,066 11,698,988
SharkNinja, Inc.
(b)
......................... 7,342 894,916
Sherwin-Williams Co. (The) .................. 21,023 6,387,628
Simon Property Group, Inc. .................. 29,054 5,953,455
SLB Ltd. ............................... 135,147 7,372,269
Smurfit Westrock PLC ..................... 46,742 1,923,433
Snap, Inc. , Class A , NVS
(b)
.................. 4,343 24,799
Snap-on, Inc. ........................... 4,625 1,716,846
Snowflake, Inc. , Class A
(b)
................... 29,521 7,544,092
SoFi Technologies, Inc.
(b)
.................... 112,125 2,042,918
Southern Co. (The) ....................... 101,188 9,314,355
SS&C Technologies Holdings, Inc. ............. 18,902 1,276,263
Starbucks Corp. .......................... 102,378 10,151,802
State Street Corp. ........................ 25,005 3,891,778
Steel Dynamics, Inc. ....................... 12,465 3,242,770
STERIS PLC ............................ 9,086 1,932,865
Strategy, Inc. , Class A
(b)
.................... 23,734 3,775,842
Stryker Corp. ........................... 30,920 9,433,383
Sun Communities, Inc. ..................... 11,403 1,410,095
Super Micro Computer, Inc.
(b)
................. 46,428 2,139,867
Synchrony Financial ....................... 31,528 2,252,360
Synopsys, Inc.
(b)
......................... 16,433 7,815,863
Sysco Corp. ............................ 43,045 3,263,241
T Rowe Price Group, Inc. ................... 19,231 2,010,216
Take-Two Interactive Software, Inc.
(b)
............ 16,202 3,631,840
Tapestry, Inc. ............................ 17,759 2,583,224
Targa Resources Corp. ..................... 19,003 4,847,095
Target Corp. ............................ 39,746 5,050,524
TE Connectivity PLC ...................... 26,481 5,651,310
TechnipFMC PLC ........................ 34,682 2,372,942
Teledyne Technologies, Inc.
(b)
................. 4,172 2,585,931
Teradyne, Inc. ........................... 14,094 5,275,525
Tesla, Inc.
(b)
............................. 253,554 110,496,298
Texas Instruments, Inc. ..................... 81,963 25,054,450
Texas Pacific Land Corp. .................... 5,279 2,074,647
Textron, Inc. ............................ 15,709 1,441,458
Thermo Fisher Scientific, Inc. ................. 33,445 16,471,997
TJX Companies, Inc. (The) .................. 99,499 15,397,470
T-Mobile U.S., Inc. ........................ 44,572 8,358,587
Toast, Inc. , Class A
(b)
...................... 39,964 1,040,263
Tractor Supply Co. ........................ 47,501 1,497,707
Tradeweb Markets, Inc. , Class A ............... 10,680 1,070,670

iShares
®
MSCI World ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United States (continued)
Trane Technologies PLC .................... 19,970 $ 9,012,461
TransDigm Group, Inc. ..................... 5,083 6,396,041
TransUnion ............................. 17,947 1,284,287
Travelers Companies, Inc. (The) ............... 19,351 5,648,363
Trimble, Inc.
(b)
........................... 21,656 1,221,615
Truist Financial Corp. ...................... 112,641 5,430,423
Twilio, Inc. , Class A
(b)
...................... 13,006 2,479,464
Tyler Technologies, Inc.
(b)
................... 3,802 1,190,596
Tyson Foods, Inc. , Class A .................. 25,194 1,537,338
U.S. Bancorp ........................... 138,119 7,575,827
Uber Technologies, Inc.
(b)
................... 160,992 11,333,837
Ulta Beauty, Inc.
(b)
........................ 4,000 2,035,400
Union Pacific Corp. ....................... 53,146 13,958,265
United Airlines Holdings, Inc.
(b)
................ 7,508 861,918
United Parcel Service, Inc. , Class B ............ 66,798 7,126,679
United Rentals, Inc. ....................... 5,671 5,646,445
United Therapeutics Corp.
(b)
.................. 3,611 2,010,677
UnitedHealth Group, Inc. .................... 81,741 31,086,920
Valero Energy Corp. ....................... 27,010 6,612,588
Veeva Systems, Inc. , Class A
(b)
............... 13,202 2,301,637
Ventas, Inc. ............................ 42,816 3,614,527
Veralto Corp. ............................ 21,577 1,774,277
VeriSign, Inc. ........................... 7,387 2,108,102
Verisk Analytics, Inc. , Class A ................. 11,647 2,038,109
Verizon Communications, Inc. ................ 374,598 17,909,530
Vertex Pharmaceuticals, Inc.
(b)
................ 22,949 10,270,595
Vertiv Holdings Co. , Class A ................. 32,777 10,348,027
VICI Properties, Inc. , Class A ................. 96,614 2,726,447
Visa, Inc. , Class A ........................ 151,311 49,381,858
Vistra Corp. ............................ 30,516 4,889,579
Vulcan Materials Co. ...................... 11,641 3,293,472
W R Berkley Corp. ........................ 20,238 1,285,923
Walmart, Inc. ............................ 394,479 45,660,944
Walt Disney Co. (The) ..................... 159,123 16,203,495
Warner Bros Discovery, Inc.
(b)
................ 212,897 5,750,348
Waste Connections, Inc. .................... 22,991 3,426,119
Waste Management, Inc. .................... 36,063 7,625,882
Waters Corp.
(b)
.......................... 8,845 3,392,677
Watsco, Inc. ............................ 3,077 1,129,567
WEC Energy Group, Inc. .................... 29,139 3,235,886
Wells Fargo & Co. ........................ 276,229 21,418,797
Welltower, Inc. ........................... 63,403 13,018,538
West Pharmaceutical Services, Inc. ............ 6,591 2,127,641
Western Digital Corp. ...................... 31,147 16,545,598
Westinghouse Air Brake Technologies Corp. ....... 15,435 4,031,005
Weyerhaeuser Co. ........................ 63,632 1,559,620
Williams Companies, Inc. (The) ............... 109,682 7,830,198
Williams-Sonoma, Inc. ..................... 10,598 2,157,435
Willis Towers Watson PLC ................... 8,610 2,149,659
Workday, Inc. , Class A
(b)
.................... 18,962 2,772,055
WP Carey, Inc. .......................... 18,684 1,390,463
WW Grainger, Inc. ........................ 3,999 4,935,726
Xcel Energy, Inc. ......................... 55,962 4,448,979
XPO, Inc.
(b)
............................. 9,970 2,136,073
Xylem, Inc. ............................. 22,428 2,456,763
Yum! Brands, Inc. ........................ 24,465 3,619,597
Zimmer Biomet Holdings, Inc. ................ 17,337 1,427,355
Zoetis, Inc. , Class A ....................... 38,174 2,965,738
Zoom Communications, Inc. , Class A
(b)
.......... 21,751 2,209,685
Zscaler, Inc.
(b)
........................... 9,374 1,309,829
5,865,204,557
a
Total Common Stocks — 99.6%
(Cost: $ 6,265,334,131 ) ............................... 8,073,887,580
Security Shares Value
a
Preferred Stocks
Germany  —  0 .1%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 4,874 $ 423,654
Dr Ing hc F Porsche AG , Preference Shares , NVS
(a)
.. 9,510 517,640
Henkel AG & Co. KGaA , Preference Shares , NVS ... 13,316 1,033,580
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 12,701 483,069
Sartorius AG , Preference Shares , NVS
(a)
......... 2,252 641,905
Volkswagen AG , Preference Shares , NVS ........ 18,260 1,948,334
a
Total Preferred Stocks — 0.1%
(Cost: $ 6,453,810 ) .................................. 5,048,182
a
Rights
Spain  —  0 .0%
EDP Renewables SA (Expires 06/08/26 )
(b)
........ 24,825 3,591
a
United States  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(b)
................ 22,670 226
a
Total Rights — 0.0%
(Cost: $ 3,614 ) ..................................... 3,817
a
Warrants
Canada  —  0 .0%
Constellation Software, Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(a) (b) (e)
........................... 989 —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.7%
(Cost: $ 6,271,791,555 ) ............................... 8,078,939,579
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (f) (g)
...................... 45,792,354 45,806,092
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (f)
............................. 8,790,087 8,790,087
a
Total Short-Term Securities — 0.7%
(Cost: $ 54,593,529 ) ................................. 54,596,179
Total Investments —  100.4%
(Cost: $ 6,326,385,084 ) ............................... 8,133,535,758
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (29,378,664)
Net Assets — 100.0% ................................. $ 8,104,157,094
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI World ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 43,133,839  $ 2,675,092
(a)
$ —  $ (3,591) $ 752  $ 45,806,092  45,792,354  $ 107,619
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,540,000  6,250,087
(a)
—  —  —  8,790,087  8,790,087  240,888  —
BlackRock, Inc. ... 11,872,166  5,779,804  (2,992,953) 1,440,457  (2,220,986) 13,878,488  13,257  184,738  —
$ —  $ 1,436,866  $ (2,220,234)
$ 68,474,667
$ 533,245  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ......................................................................... 7 06/11/26 $ 1,738 $ 85,150
E-Mini S&P 500 Index ................................................................... 49 06/18/26 18,610 1,187,119
Euro STOXX 50 Index .................................................................. 33 06/19/26 2,334 87,334
FTSE 100 Index ...................................................................... 16 06/19/26 2,245 8,798
$ 1,368,401

iShares
®
MSCI World ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,213,996,824  $ 1,859,890,756  $ —  $ 8,073,887,580
Preferred Stocks ......................................... —  5,048,182  —  5,048,182
Rights ................................................ 3,591  226  —  3,817
Warrants .............................................. —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 54,596,179  —  —  54,596,179
$ 6,268,596,594  $ 1,864,939,164  $ —  $ 8,133,535,758
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,368,401  $ —  $ —  $ 1,368,401
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)